GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

August 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Biomass/Biofuels – 4.8%
243,475	Aemetis, Inc.*	$ 2,707,442
110,080	Anaergia, Inc.*	2,019,857
38,808	Darling Ingredients, Inc.*	2,891,196
181,082	Enviva Partners LP	9,785,671
63,428	Green Plains Partners LP	842,324
17,865	Renewable Energy Group, Inc.*	865,023
206,395	Tidewater Renewables Ltd.*	2,455,506

		21,567,019

Distributed Generation/Rooftop Solar* – 2.7%
56,707	Sunnova Energy International, Inc.	2,052,794
228,157	Sunrun, Inc.	10,095,947

		12,148,741

Energy-Alternate Sources* – 0.6%
134,903	Solaria Energia y Medio Ambiente SA	2,677,500

Other – 0.0%
445,550	Rice Acquisition Corp.	—

Renewable Power Producer – 50.0%
53,192	Albioma SA	2,355,133
346,403	Atlantica Sustainable Infrastructure PLC	13,028,217
587,123	Boralex, Inc. Class A	17,995,519
100,765	Brookfield Renewable Corp. Class A	4,414,515
527,368	Brookfield Renewable Partners LP	21,368,091
95,572	Capital Power Corp.	3,286,862
551,259	Clearway Energy, Inc. Class A	16,394,443
1,149,489	Drax Group PLC	6,555,396
375,852	EDP Renovaveis SA	9,994,093
184,618	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,145,389
629,721	Innergex Renewable Energy, Inc.	10,037,403
314,338	NextEra Energy Partners LP	25,125,036
939,554	Northland Power, Inc.	31,083,885
157,550	Ormat Technologies, Inc.	11,206,531
103,875	Orsted A/S(a)	16,514,517
140,554	Polaris Infrastructure, Inc.	2,076,587
224,544	RWE AG	8,767,937
739,588	TransAlta Corp.	7,245,518
289,541	TransAlta Renewables, Inc.	4,507,260

		223,102,332

Renewable Technology & Equipment – 3.9%
124,658	Ballard Power Systems, Inc.*	2,094,254
38,145	Enphase Energy, Inc.*	6,626,931
14,964	SolarEdge Technologies, Inc.*	4,336,268
105,884	Vestas Wind Systems A/S	4,275,238

		17,332,691

Renewable-Focused Power Infrastructure – 36.2%
4,114	Acciona SA	668,856
844,529	Algonquin Power & Utilities Corp.	13,113,243
37,649	Alliant Energy Corp.	2,288,683
121,436	American Electric Power Co., Inc.	10,877,023
59,073	Avangrid, Inc.	3,228,340

Shares	Description	Value

Common Stocks – (continued)
Renewable-Focused Power Infrastructure – (continued)
90,439	CMS Energy Corp.	$ 5,799,853
129,789	Dominion Energy, Inc.	10,102,776
256,929	E.ON SE	3,389,808
1,962,403	EDP - Energias de Portugal SA	10,772,697
1,219,283	Enel SpA	11,108,202
425,506	Engie SA	6,097,412
786,507	Iberdrola SA	9,745,976
31,915	IDACORP, Inc.	3,362,245
478,738	National Grid PLC	6,192,101
338,374	NextEra Energy, Inc.	28,420,032
34,776	Public Service Enterprise Group, Inc.	2,223,577
414,685	SSE PLC	9,315,577
132,830	Terna Rete Elettrica Nazionale	1,050,693
709,661	The AES Corp.	16,939,608
98,459	Xcel Energy, Inc.	6,769,056

		161,465,758

TOTAL COMMON STOCKS (Cost $449,630,846)		$438,294,041

Special Purpose Acquisition Company* – 0.6%
57,500	ECP Environmental Growth Opportunities Corp. Founder Shares(b)(c)	$ —
169,209	Rice Acquisition Corp. Class A(d)	2,707,344

SPECIAL PURPOSE ACQUISITION COMPANY (Cost $2,014,320)		$ 2,707,344

Units	Expiration Date		Value

Warrant* – 0.1%
Special Purpose Acquisition Company – 0.1%
ECP Environmental Growth Opportunities Corp.
123,751	02/11/2028	$11.50	$ 107,663
ECP Environmental Growth Opportunities Corp. Private(b)(c)
94,001	—	11.50	141,001
Rice Acquisition Corp.
48,399	10/26/2027	11.50	262,323

TOTAL WARRANT (Cost $368,865)			$ 510,987

Shares	Dividend Rate	Value

Investment Company(e) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,892,595	0.026%	$ 1,892,595
(Cost $1,892,595)

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,046,457	0.026%	$ 1,046,457
(Cost $1,046,457)

TOTAL INVESTMENTS – 99.6% (Cost $454,953,083)		$444,451,424

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,957,442

NET ASSETS – 100.0%		$446,408,866

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $141,001, which represents approximately 0.0% of the Fund’s net assets as of August 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
ECP Environmental Growth Opportunities Corp. Private Warrants	02/11/2021	$141,001
ECP Environmental Growth Opportunities Corp. Founder Shares	02/11/2021	—

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is on loan.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity
PLC	— Public Limited Company

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED PIPE COMMITMENT — At August 31, 2021, the Fund had unfunded PIPE commitments pursuant to a subscription agreement with the following issuer:

Issuer	Shares	Current Value	Unrealized Gain (Loss)

Ennv Pipe Commitment	488,598	$—	$—

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

August 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Gathering + Processing – 32.0%
678,151	Antero Midstream Corp.	$ 6,517,031
188,712	Crestwood Equity Partners LP ()	4,972,561
217,174	DCP Midstream LP	5,659,554
239,710	Hess Midstream LP Class A	6,170,135
312,498	MPLX LP	8,787,444
335,106	ONEOK, Inc.	17,599,767
504,229	Targa Resources Corp.	22,145,738
609,250	The Williams Cos., Inc.	15,042,383
265,935	Western Midstream Partners LP	5,249,557

		92,144,170

Integrated – 0.4%
61,818	Suncor Energy, Inc.	1,152,906

Marketing | Wholesale – 3.8%
452,276	Gibson Energy, Inc.	8,159,000
76,720	Sunoco LP	2,823,296

		10,982,296

Other – 1.8%
88,401	Anaergia, Inc.	1,622,069
22,466	Canadian Natural Resources Ltd.	742,951
16,350	Darling Ingredients, Inc.*	1,218,075
120,717	Rice Acquisition Corp.	—
140,585	Tidewater Renewables Ltd.	1,672,556

		5,255,651

Other | Liquefaction* – 7.7%
242,806	Cheniere Energy, Inc.	21,235,813
275,067	Tellurian, Inc.	877,463

		22,113,276

Pipeline Transportation | Natural Gas – 25.6%
86,279	DTE Midstream LLC*	4,009,385
1,264,835	Energy Transfer LP	11,762,965
513,550	Enterprise Products Partners LP	11,431,623
467,011	Equitrans Midstream Corp.	4,077,006
534,578	Keyera Corp.	12,872,413
704,803	Kinder Morgan, Inc.	11,467,145
378,619	TC Energy Corp.	17,975,887

		73,596,424

Pipeline Transportation | Petroleum – 23.0%
98,625	BP Midstream Partners LP	1,295,933
26,228	Delek Logistics Partners LP	1,134,099
552,888	Enbridge, Inc.	21,757,928
65,655	Holly Energy Partners LP	1,221,183
88,514	Magellan Midstream Partners LP	4,355,774
185,869	NuStar Energy LP	3,020,371
69,474	PBF Logistics LP	840,635
497,666	Pembina Pipeline Corp.	15,166,851
77,711	Phillips 66 Partners LP	2,778,168
1,380,936	Plains GP Holdings LP Class A	13,477,935
110,438	Shell Midstream Partners LP	1,344,030

		66,392,907

Shares	Description	Value

Common Stocks – (continued)
Power Generation – 1.3%
8,196	Atlantica Sustainable Infrastructure PLC	$ 308,252
19,214	NextEra Energy Partners LP	1,535,775
14,447	NextEra Energy, Inc.	1,213,403
9,059	Northland Power, Inc.	299,705
11,808	The AES Corp.	281,857

		3,638,992

Production + Mining | Hydrocarbon – 1.9%
22,250	Denbury, Inc.*	1,564,843
30,466	Diamondback Energy, Inc.	2,350,147
10,740	EOG Resources, Inc.	725,165
64,588	Marathon Oil Corp.	758,909

		5,399,064

Services | Midstream – 0.2%
62,304	Rattler Midstream LP	679,114

TOTAL COMMON STOCKS (Cost $186,544,005)		$281,354,800

Special Purpose Acquisition Company* – 1.0%
49,248	ECP Environmental Growth Opportunities Corp. Founder Shares(a)(b)	$ —
168,673	Rice Acquisition Corp. Class A	2,698,768

SPECIAL PURPOSE ACQUISITION COMPANY (Cost $1,502,758)		$ 2,698,768

Units	Expiration Date		Value

Warrant* – 0.3%
Special Purpose Acquisition Company – 0.3%
ECP Environmental Growth Opportunities Corp.
105,990	02/11/28	$11.50	$ 92,211
ECP Environmental Growth Opportunities Corp. Private(a)(b)
80,510	—	11.50	120,765
Rice Acquisition Corp.
136,093	10/26/27	11.50	737,624

TOTAL WARRANT (Cost $522,373)			$ 950,600

TOTAL INVESTMENTS – 99.0% (Cost $188,569,136)			$285,004,168

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			2,912,152

NET ASSETS – 100.0%			$287,916,320

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $120,765, which represents approximately 0.0% of the Fund’s net assets as of August 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
ECP Environmental Growth Opportunities Corp. Private	02/11/2021	$120,765
ECP Environmental Growth Opportunities Corp. Founder Shares	02/11/2021	—

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity
PLC	— Public Limited Company

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED PIPE COMMITMENT — At August 31, 2021, the Fund had unfunded PIPE commitments pursuant to a subscription agreement with the following issuer:

Issuer	Shares	Current Value	Unrealized Gain (Loss)

Ennv Pipe Commitment	351,236	$—	$—

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Private Investments in Public Equities — Private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to externally imposed and legally enforceable trading restrictions or which convert to publicly traded securities in the future when certain conditions are met. An LVA is a discount to the market price of an issuer’s common stock, which is based on the length of the lock-up time period and volatility of the underlying security. PIPEs are classified as Level 2 until such time as the trading restriction is removed. Investments in an unfunded commitment to purchase a PIPE via a subscription agreement are subject to certain significant contingencies. The Fund is obligated to purchase the PIPE only upon such contingencies being satisfied.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2021:

CLEAN ENERGY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$33,852,944	$88,656,409	$—
North America	315,784,688	—	—
Special Purpose Acquisition Company	2,707,344	—	—
Warrants	—	369,986	141,001
Investment Company	1,892,595	—	—
Securities Lending Reinvestment Vehicle	1,046,457	—	—
Unfunded PIPE Commitment(b)	—	—	—

Total	$355,284,028	$89,026,395	$141,001

ENERGY INFRASTRUCTURE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$308,252	$—	$—
North America	281,046,548	—	—
Special Purpose Acquisition Company	2,698,768	—	—
Warrants	—	829,835	120,765
Unfunded PIPE Commitment(b)	—	—	—

Total	$284,053,568	$829,835	$120,765

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — The Funds focuses its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

August 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Funds may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Special Purpose Acquisition Companies Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments; (iii) a Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, a Fund’s investments in SPACs will not significantly contribute to a Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, a Fund may elect not to participate in the proposed transaction or a Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which a Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving a Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what a Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.